Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The Group’s debt consisted of the following:
	December 31,
	2014	2015
Long-term debt, current portion	8,506,324	—

Total	$8,506,324	—